Other non-financial liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Entity [Table]
Compensation-related liabilities	$ 6,822	$ 7,257
of which: Deferred Contingent Capital Plan	1,614	1,628
of which: financial advisor compensation plans	1,463	1,512
of which: other compensation plans	2,680	2,846
of which: net defined benefit liability	469	633
of which: other compensation-related liabilities	596	638
Current tax liabilities	1,071	1,398
Deferred tax liabilities	236	300
VAT, withholding tax and other tax payables	592	590
Deferred income	235	240
Liabilities of disposal group held for sale		1,298
Other	84	68
Total other non-financial liabilities	9,040	11,151
UBS AG
Entity [Table]
Compensation-related liabilities	4,424	4,795
of which: financial advisor compensation plans	1,463	1,512
of which: other compensation plans	2,023	2,140
of which: net defined benefit liability	449	617
of which: other compensation-related liabilities	490	526
Current tax liabilities	1,044	1,365
Deferred tax liabilities	233	297
VAT, withholding tax and other tax payables	472	524
Deferred income	233	225
Liabilities of disposal group held for sale		1,298
Other	84	68
Total other non-financial liabilities	$ 6,489	$ 8,572